Loss per share	3 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Loss per share	s per share

For the three months ended March 31,	2023	2022
Total net loss	$(39.4)	$(10.1)
Weighted average number of common shares	176.4	167.6
Basic and diluted loss per common share	$(0.22)	$(0.06)